Share-based Compensation - Summary of Restricted Stock Unit Activity ( Parenthetical) (Details)	9 Months Ended
Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance target achievement percentage	100.00%